Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Subsequent Events

10.

Subsequent Events

a)

On December 13, 2013, the Company entered into a share exchange agreement (the “Agreement”) with EuroGas, Inc., a company incorporated in the state of Utah, and EuroGas AG, a company incorporated in Switzerland.  Under the terms of the Agreement, the Company would acquire 240,000,000 common shares of EuroGas AG, representing approximately 26% of the issued and outstanding common shares, and pay $5,000,000 within 9 months of the closing date of the Agreement, in exchange for the issuance of 348,000,000 common shares of the Company.  The transaction would result in a reverse merger, as the shareholders of EuroGas Inc. and EuroGas AG will hold more than 50% of the issued and outstanding common shares of the Company.

On January 13, 2014, the Company amended the terms of the December 13, 2013 agreement to include proceeds of 20% of any settlement liability EuroGas Inc. and EuroGas AG receives in its current litigation against the Slovak Republic.

On May 13, 2014, the Company amended the terms of the December 13, 2013 agreement whereby the Company would receive $100,000 in exchange for the issuance of 69,000,000 common shares of the Company and the remaining 279,000,000 common shares of the Company to be issued by June 13, 2014 in exchange for 240,000,000 common shares of EuroGas AG and $400,000, with further payments to the Company of $500,000 on or before August 30, 2014, and the final payment of $4,000,000 on or before October 31, 2014.

As of the date of the filing, the Agreement has not been closed.

b)

On February 10, 2014, the Company issued 787,402 common shares upon the conversion of $20,000 of convertible notes payable.

c)

On February 18, 2014, the Company issued 518,797 common shares upon the conversion of $13,800 of convertible notes payable and accrued interest.

d)

On April 8, 2014, the Company issued 956,938 common shares upon the conversion of $20,000 of convertible notes payable.

e)

On April 17, 2014, the Company issued 730,159 common shares upon the conversion of $13,800 of convertible notes payable and accrued interest.